CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ 1,318	$ (5,157)	$ (6,477)	$ (1,571)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash (gain) on debt extinguishment		(4)	(5)	2,037
Non-cash interest expense		1,007	1,006	249
Non-cash license expense	$ 120
Non-cash gain on settlement of liabilities	(12)	(302)	(534)
Deferred income tax benefit				(39)
Compensation related to stock options and warrants	$ 296	107	277	135
Gain on disposition of property and equipment				(30)
Gain on foreign exchange transactions		(2)
Changes in fair market value of liabilities:
Stock reserved for issuance to settle liabilities		2,455	2,503	(31)
Embedded debt features				(829)
Price adjustable warrants	$ (3,643)	769	(13)	(151)
Cash changes in assets and liabilities
Accounts receivable	500	5	(495)	2
Prepaid expenses and other assets	64	43	(181)	22
Accounts payable	(173)	(561)	(563)	8
Deferred revenue				(115)
Accrued restructuring			(12)	(380)
Accrued and other liabilities	431	(626)	(285)	978
Net cash used in operating activities	$ (1,099)	$ (2,266)	$ (4,779)	285
Investing activities:
Change in restricted cash				380
Proceeds from the sale of property and equipment				30
Net cash provided by investing activities				410
Financing activities:
Proceeds from sales of Series C preferred shares and warrants, net		$ 5,929	$ 5,929
Cash payments of notes payable		(250)	(250)
Cash proceeds from exercise of warrants			23
Insurance financing		$ (5)	(8)	(2)
Proceeds from exercise of warrants for common stock	$ 1
Net cash provided by financing activities	1	$ 5,674	5,694	(2)
Net increase (decrease) in cash	(1,098)	3,408	915	693
Cash and cash equivalents - beginning of year	1,824	909	909	216
Cash and cash equivalents - end of year	$ 726	4,317	1,824	909
Supplemental disclosure of cash flow information and non-cash financing activities:
Cash paid for interest		83	83	$ 1
Reclassification of fair value liability for price adjustable warrants exercised		1,862	1,917
Issuance of common stock to settle liabilities	$ 195	$ 3,474	3,517
Fair value of warrants issued to purchase common stock to settle liabilities	$ 65
Debt conversion to common stock		$ 1,479	1,479
Deemed dividend to Series C convertible preferred stockholders		$ 6,000	$ 6,000
Par value of common stock issued upon conversion of Series C convertible preferred stock	$ 4